SCHEDULE OF CONVERTIBLE NOTE (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Short-term Debt [Line Items]
Convertible notes, net of discounts	$ 76,994
Convertible note [Member]
Short-term Debt [Line Items]
Convertible notes, net of discounts	76,994
Convertible notes, gross	1,250,000
Less: Debt discounts recorded	(1,250,000)
Amortization of debt discounts	76,994
Convertible note [Member] | Mast hill [Member]
Short-term Debt [Line Items]
Convertible notes, net of discounts	250,000
Convertible note [Member] | Talos victory [Member]
Short-term Debt [Line Items]
Convertible notes, net of discounts	250,000
Convertible note [Member] | First fire global opportunities LLC [Member]
Short-term Debt [Line Items]
Convertible notes, net of discounts	250,000
Convertible note [Member] | Blue lake partners LLC [Member]
Short-term Debt [Line Items]
Convertible notes, net of discounts	250,000
Convertible note [Member] | Fourth man LLC [Member]
Short-term Debt [Line Items]
Convertible notes, net of discounts	$ 250,000